Shareholders’ Equity - Schedule of Warrants Outstanding (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
February 24, 2021 Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable | shares	31,840	[1]
Weighted Average Exercise Price | $ / shares	$ 5,250
Average Remaining Contractual Life	5 years
February 11, 2021 Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable | shares	22,000	[1]
Weighted Average Exercise Price | $ / shares	$ 3,750
Average Remaining Contractual Life	5 years
February 18, 2021 Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable | shares	5,733	[1]
Weighted Average Exercise Price | $ / shares	$ 7,500
Average Remaining Contractual Life	5 years
March 29, 2021 Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable | shares	33,333	[1]
Weighted Average Exercise Price | $ / shares	$ 3,750
Average Remaining Contractual Life	5 years
June 19, 2024 Private Placement [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable | shares	3,228,542	[1]
Weighted Average Exercise Price | $ / shares	$ 18.45
Average Remaining Contractual Life	3 years
March 15, 2024 F1-FO [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable | shares	472,412	[1]
Weighted Average Exercise Price | $ / shares	$ 1.5
Average Remaining Contractual Life	3 years
Warrants issued on July 31,2025 [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable | shares	4,285,710	[1]
Weighted Average Exercise Price | $ / shares	$ 3.5
Average Remaining Contractual Life	4 years

[1]	Warrants in ordinary shares